Related Party Transactions and Balances (Details) - Schedule of amount due from and due to related parties - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Amount due from related parties-current	$ 577,035	$ 1,753,090
Amount due from related parties-non-current	294,568	282,769
Amount due to related parties	754,283	4,349,913
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	419,758	566,953
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	119,035
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	19,471	14,138
Amount due to related parties	287,270
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	17,790
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	981
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current		1,128,702
Amount due from related parties-non-current	294,568	282,769
Amount due to related parties	340,340
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current		32,885
Amount due to related parties	32,557
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current		10,412
Amount due to related parties	72,847
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due to related parties	20,312	4,248,611
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 957	$ 101,302